Leases (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of quantitative information about right-of-use assets
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

Movements	2022	2021	2020
At the beginning of the fiscal year	2,766,394	3,456,332	3,670,412
Additions	636,104	962,042	1,119,825
Accretion of interest	385,368	426,069	531,554
Difference in foreign currency	710,151	435,238	858,570
Payments	(1,023,305)	(1,505,130)	(1,651,745)
Monetary effects	(1,509,454)	(1,008,157)	(1,072,284)

At the end of the fiscal year (see note 21)	1,965,258	2,766,394	3,456,332

Summary of maturity analysis of operating lease payments
The table below shows the maturity of the lease liabilities as of December 31, 2022 and 2021:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2022	102,002	167,767	230,466	375,032	875,267	459,239	630,752	1,089,991
Balances as of 12/31/2021	117,881	205,207	281,639	477,223	1,081,950	719,887	964,557	1,684,444

Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2022		12/31/2021
	Current value of minimum payments	Total gross Investment	Current value of minimum payments	Total gross Investment
Up to 1 year	1,045,035	694,131	449,698	217,952
From 1 to 5 years	1,151,911	692,670	1,073,166	713,139

Total	2,196,946	1,386,801	1,522,864	931,091